Retirement benefits - Defined Benefit Plans - Sensitivity Analysis of Actuarial Assumptions (Detail) $ in Millions	Dec. 31, 2017 USD ($)
United Kingdom [member] | 0.25% decrease [member] | Higher/(lower) pension cost [member] | Pensions increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in actuarial assumption	$ (0.1)
United Kingdom [member] | 0.25% decrease [member] | Higher/(lower) pension cost [member] | Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in actuarial assumption	(0.1)
United Kingdom [member] | 0.25% decrease [member] | Higher/(lower) pension cost [member] | Inflation rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in actuarial assumption	(0.1)
United Kingdom [member] | 0.25% decrease [member] | Increase/ (decrease) In liabilities [member] | Pensions increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in actuarial assumption	(1.1)
United Kingdom [member] | 0.25% decrease [member] | Increase/ (decrease) In liabilities [member] | Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in actuarial assumption	1.5
United Kingdom [member] | 0.25% decrease [member] | Increase/ (decrease) In liabilities [member] | Inflation rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in actuarial assumption	(1.1)
United Kingdom [member] | 0.25% increase [member] | Increase/ (decrease) In liabilities [member] | Pensions increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumption	1.4
United Kingdom [member] | 0.25% increase [member] | Increase/ (decrease) In liabilities [member] | Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumption	(1.4)
United Kingdom [member] | 0.25% increase [member] | Increase/ (decrease) In liabilities [member] | Inflation rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumption	1.4
United Kingdom [member] | One year increase [member] | Increase/ (decrease) In liabilities [member] | Mortality rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumption	0.8
United States [member] | 0.25% decrease [member] | Higher/(lower) pension cost [member] | Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in actuarial assumption	(0.1)
United States [member] | 0.25% decrease [member] | Increase/ (decrease) In liabilities [member] | Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in actuarial assumption	2.9
United States [member] | 0.25% increase [member] | Increase/ (decrease) In liabilities [member] | Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumption	(2.7)
United States [member] | One year increase [member] | Higher/(lower) pension cost [member] | Mortality rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumption	0.2
United States [member] | One year increase [member] | Increase/ (decrease) In liabilities [member] | Mortality rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumption	$ 9.7